Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2014
Summary of significant accounting policies
Schedule of Cash and Cash Equivalents Denominated in Currencies

A majority of the Group’s cash and cash equivalents are denominated in U.S. dollars, Australian dollars, Renminbi, Hong Kong dollars and Singapore dollars as follows:

	March 31,
	2013		2014
	Foreign currency	RMB	Foreign currency	RMB
U.S. dollars	1,451	9,012	398	2,474
Australian dollars	137	895	242	1,378
Renminbi	1,469,512	1,469,512	1,812,025	1,812,025
Hong Kong dollars	17,820	14,542	81,188	64,503
Singapore dollars	27	138	515	2,521

Schedule of Depreciation of Property, Plant and Equipment

Depreciation on property, plant and equipment is calculated based on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets as follows:

Buildings	37.5 – 50 years
Leasehold improvements	Shorter of the lease term or estimated useful lives of 10 years
Machineries	5 – 10 years
Motor vehicles	5 years
Furniture, fixtures and office equipment	3 – 5 years